Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Expire grant year	10 years
Share based compensation total expenses	$ 1,783	$ 2,065	$ 1,951
Weighted-average fair values at grant date of options granted (in Dollars per share)	$ 4.39	$ 5.88	$ 7.35
Share-based compensation expense not yet recognized	$ 1
Total intrinsic value of options exercised	$ 0
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares authorized (in Shares)	25,000,000
Shares available for future grant (in Shares)	22,260,268
Stock Option Plan [Member]
Share-Based Compensation [Line Items]
Share based compensation total expenses	$ 564
Weighted-average fair values at grant date of options granted (in Dollars per share)		$ 2.27	$ 3.53
Unrecognized estimated compensation cost	$ 536	$ 1,407	$ 1,470
Weighted average period	1 year 3 months 29 days
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Weighted-average fair values at grant date of options granted (in Dollars per share)	$ 1.76	$ 4.06	$ 10.05
Share-based compensation expense not yet recognized	$ 34
Weighted average period	10 months 24 days
Share-based compensation expense	$ 1,247	$ 658	$ 481